CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Fixed income from real estate rent	$ 16,587	$ 16,338	$ 15,273
Costs and expenses:
Cost of real estate operations	3,057	3,159	2,958
Real estate depreciation and amortization	4,209	4,244	3,925
General and administrative	2,698	2,615	1,849
Other operating costs			2,352
Total costs and expenses	9,964	10,018	11,084
Operating income	6,623	6,320	4,189
Other income	597	1,116	429
Financial expenses, net	(2,769)	(3,366)	(1,807)
Income before taxes on income	4,451	4,070	2,811
Taxes on income	(1,602)	(1,627)	(1,609)
Equity share in losses of associates, net	(1,677)	(323)	(31)
Net income	1,172	2,120	1,171
Net income attributable to non-controlling interest	2,295	1,925	2,239
Net income (loss) attributable to Optibase Ltd.	$ (1,123)	$ 195	$ (1,068)
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ (0.22)	$ 0.04	$ (0.21)
Weighted average number of shares used in computing basic net earnings per share:	5,180,163	5,147,130	5,133,024
Weighted average number of shares used in computing diluted net earnings per share:	5,180,163	5,157,165	5,133,024